Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current liabilities to credit institutions	$ 2,668	$ 0
Current liabilities to credit institutions, consisting of the following:
—Liabilities to credit institutions	49,922	5,987
Total	$ 52,590	$ 5,987